INCOME TAXES - Current and deferred components of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current and deferred components of the income tax expense
Current tax	¥ 42,758		¥ 245,397	¥ 376,177
Deferred tax	495,546		(419,994)	26,226
Total	¥ 538,322	$ 82,501	¥ (174,597)	¥ 402,403